[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574
THE LATIN AMERICAN DISCOVERY FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

2004 Third Quarter Report

September 30, 2004 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
COMMON STOCKS (98.8%) (Unless otherwise noted)
Argentina (0.7%)
Energy Equipment & Services
Tenaris SA ADR	24,357	$1,110
Brazil (50.9%)
Aerospace & Defense
Embraer (Preference)	10,000	66
Embraer ADR	28,600	755
		821
Airlines
Gol Linhas Aereas Inteligentes SA ADR	(a)26,400	536
Chemicals
Braskem SA (Preference)	(a)23,712,000	789
Braskem SA ADR	(a)37,900	1,254
		2,043
Commercial Banks
Banco Bradesco SA (Preference)	48,564	2,551
Banco Bradesco SA ADR	72,302	3,810
Banco Itau Holding Financeira
SA (Preference)	21,877,469	2,422
Banco Itau Holding
Financeira SA ADR	98,119	5,446
Unibanco GDR	75,950	1,840
		16,069
Diversified Telecommunication Services
Embratel Participacoes SA (Preference)	296,826,000	674
Electric Utilities
CEMIG SA (Preference)	118,472,000	2,528
CEMIG SA ADR	137,133	2,914
		5,442
Metals & Mining
CSN	73,604	1,134
CSN ADR	95,488	1,483
CVRD ADR	33,870	761
CVRD ADR (Preference)	734,346	14,136
CVRD, 'A' (Preference)	16,803	324
Gerdau SA (Preference)	10,834	176
Gerdau SA ADR	94,590	1,546
Usinas Siderurgicas de Minas Gerais SA, 'A' (Preference)	183,121	2,819
		22,379
Oil & Gas
Petrobras SA (Preference)	17,342	570
Petrobras SA ADR	281,641	9,928
Petrobras SA ADR (Preference)	377,798	12,059
		22,557
Paper & Forest Products
Aracruz Celulose SA ADR	17,900	593
Votorantim Celulose e Papel SA (Preference)	6,608,000	455
Votorantim Celulose e Papel SA ADR	61,710	2,132
		3,180
Road & Rail
All America Latina Logistica SA (Preference)	(a)45,000	921

Wireless Telecommunication Services
Tele Celular Sul Participacoes SA (Preference)	524,196,000	743
Telesp Celular Participacoes SA ADR	(a)289,369	1,788
Telesp Celular Participacoes SA, 'P' (Preference)	(a)1,462,694,945	3,577
		6,108
		80,730
Chile (4.4%)
Commercial Banks
Banco Santander Chile SA ADR	67,652	1,890
Electric Utilities
Enersis SA ADR	705,600	5,109
		6,999
Colombia (0.8%)
Commercial Banks
BanColombia SA ADR	159,500	1,292
Mexico (38.4%)
Beverages
Femsa ADR	59,100	2,611
Commercial Banks
Grupo Financiero Banorte SA de CV, 'O'	268,600	1,266
Construction & Engineering
Empresas ICA Sociedad Controladora SA de CV	a953,200	325
Construction Materials
Cemex SA	373,589	2,102

Portfolio of Investments (cont'd)

		Value
Mexico (cont’d)	Shares	(000)
Construction Materials (cont’d)
Cemex SA ADR	55,427	$1,560
		3,662
Diversified Telecommunication Services
Carso Global Telecom SA de CV, 'A1'	(a)271,344	403
Telmex, 'L' ADR	166,092	5,360
		5,763
Food & Staples Retailing
Wal-Mart de Mexico SA de CV ADR	11,398	386
Wal-Mart de Mexico SA de CV, 'V'	3,571,319	12,126
		12,512
Household Durables
Corporacion Geo SA de CV, 'B'	(a)774,800	1,120
Industrial Conglomerates
Alfa SA de CV, 'A'	197,100	745
Media
Grupo Televisa SA ADR	204,100	10,762
Metals & Mining
Grupo Mexico SA, 'B'	(a)359,800	1,454
Transportation Infrastructure
Grupo Aeroportuario del Sureste SA de CV ADR	54,560	1,206
Wireless Telecommunication Services
America Movil SA de CV, 'L' ADR CV, 'L' ADR	498,219	19,445
		60,871
Peru (1.2%)
Metals & Mining
Cia de Minas Buenaventura SA ADR	81,000	1,924
Venezuela (2.4%)
Diversified Telecommunication Services
CANTV, 'D' ADR	171,330	3,860
TOTAL COMMON STOCKS (Cost $120,299)		156,786

	Face
	Amount
	(000)
SHORT-TERM INVESTMENT (1.0%)
United States (1.0%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $1,619 (Cost $1,619)	$ (b)1,619	1,619
TOTAL INVESTMENTS + (99.8%) (Cost $121,918)		158,405
OTHER ASSETS LESS LIABILITIES (0.2%)		277
TOTAL NET ASSETS (100.0%)		$158,682

(a)                                  Non-income producing.

(b)                                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $121,918,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $36,487,000 of which $38,086,000 related to appreciated securities and $1,599,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Latin American Discovery Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2004